Cover	Apr. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Report") supplements the Current Report on Form 8-K filed with the Securities and Exchange Commission (the "SEC") on May 3, 2023 (the "Original Form 8-K") by Pineapple Energy Inc. (the "Company") regarding the resignation of Baker Tilly US, LLP ("Baker Tilly") as the Company's independent registered public accounting firm, effective April 28, 2023. As reported in the Original Form 8-K, Baker Tilly was engaged to review the Company's unaudited condensed consolidated financial statements for the fiscal quarter ended March 31, 2023, and this Report is being filed now that such review is complete.
Document Period End Date	Apr. 28, 2023
Entity File Number	001-31588
Entity Registrant Name	Pineapple Energy Inc.
Entity Central Index Key	0000022701
Entity Tax Identification Number	41-0957999
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	10900 Red Circle Drive
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	(952)
Local Phone Number	996-1674
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value, $.05 per share
Trading Symbol	PEGY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false